Lease Liabilities (Details) - AUD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Lease Liabilities (Details) [Line Items]
Lease agreement year	3 years
Lease amounting		$ 299,129
Incremental borrowing rate		10.00%
Initial lease liability		$ 211,191
Lease over the premises for an additional period		3 years
Interest on the lease as financing costs		$ 20,245	$ 23,589
Lease Liabilities [Member]
Lease Liabilities (Details) [Line Items]
Lease amounting		$ 487,469
Incremental borrowing rate		7.80%
Initial lease liability		$ 400,140